John Hancock

Value Equity Fund

Quarterly portfolio holdings 7/31/19

Fund’s investments

As of 7-31-19 (unaudited)

	Shares	Value
Common stocks 99.5%		$61,646,568
(Cost $48,086,535)
Communication services 2.0%		1,258,362

Media 2.0%
Comcast Corp., Class A	29,149	1,258,362
Consumer discretionary 15.0%		9,275,463

Hotels, restaurants and leisure 7.5%
Aramark	27,489	994,827
MGM Resorts International	33,749	1,013,145
Norwegian Cruise Line Holdings, Ltd. (A)	18,110	895,358
Royal Caribbean Cruises, Ltd.	8,640	1,005,179
SeaWorld Entertainment, Inc. (A)	24,378	745,235
Household durables 0.9%
Lennar Corp., A Shares	12,096	575,407
Internet and direct marketing retail 1.7%
eBay, Inc.	25,486	1,049,768
Multiline retail 1.9%
Dollar General Corp.	8,805	1,180,046
Specialty retail 3.0%
Advance Auto Parts, Inc.	5,509	829,876
Lowe’s Companies, Inc.	9,730	986,622
Consumer staples 2.5%		1,516,561

Beverages 1.7%
Coca-Cola European Partners PLC (New York Stock Exchange)	18,264	1,009,634
Tobacco 0.8%
Philip Morris International, Inc.	6,063	506,927
Energy 10.6%		6,571,080

Oil, gas and consumable fuels 10.6%
BP PLC, ADR	20,785	825,996
Chevron Corp.	7,354	905,351
EOG Resources, Inc.	7,502	644,047
Hess Corp.	18,772	1,217,176
Kosmos Energy, Ltd.	138,644	833,250
Parsley Energy, Inc., Class A (A)	25,954	430,577
Phillips 66	8,995	922,527
Valero Energy Corp.	7,108	605,957
Vermilion Energy, Inc. (B)	10,379	186,199
Financials 22.7%		14,080,894

Banks 5.1%
JPMorgan Chase & Co.	11,633	1,349,428
U.S. Bancorp	17,681	1,010,469
Wells Fargo & Company	16,731	809,948
Capital markets 3.9%
E*TRADE Financial Corp.	17,816	869,243
Northern Trust Corp.	6,947	680,806
The Bank of New York Mellon Corp.	18,820	883,034
Consumer finance 4.7%
American Express Company	10,633	1,322,426
Navient Corp.	43,117	610,106

2 JOHN HANCOCK VALUE EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Consumer finance (continued)
SLM Corp.	105,159	$957,998
Diversified financial services 2.8%
Berkshire Hathaway, Inc., Class B (A)	4,896	1,005,785
Jefferies Financial Group, Inc.	33,583	716,325
Insurance 5.1%
American International Group, Inc.	11,235	629,048
Chubb, Ltd.	4,287	655,225
Fidelity National Financial, Inc.	15,450	662,496
Willis Towers Watson PLC	6,393	1,248,041
Thrifts and mortgage finance 1.1%
New York Community Bancorp, Inc.	58,154	670,516
Health care 6.6%		4,103,731

Health care equipment and supplies 1.7%
Medtronic PLC	10,626	1,083,214
Health care providers and services 4.9%
Anthem, Inc.	4,283	1,261,815
CVS Health Corp.	9,060	506,182
UnitedHealth Group, Inc.	5,030	1,252,520
Industrials 14.6%		9,032,101

Aerospace and defense 2.9%
Spirit AeroSystems Holdings, Inc., Class A	10,572	812,352
United Technologies Corp.	7,500	1,002,000
Building products 2.5%
Johnson Controls International PLC	20,170	856,015
Owens Corning	12,014	696,812
Construction and engineering 1.2%
Jacobs Engineering Group, Inc.	9,187	758,019
Industrial conglomerates 1.7%
General Electric Company	102,813	1,074,396
Machinery 3.2%
Stanley Black & Decker, Inc.	7,098	1,047,594
Wabtec Corp.	11,714	909,944
Professional services 0.9%
Nielsen Holdings PLC	23,722	549,402
Road and rail 2.2%
AMERCO	2,032	786,384
J.B. Hunt Transport Services, Inc.	5,267	539,183
Information technology 11.4%		7,044,388

Semiconductors and semiconductor equipment 8.5%
Broadcom, Inc.	3,812	1,105,442
Marvell Technology Group, Ltd.	49,109	1,289,602
Microchip Technology, Inc. (B)	9,545	901,239
QUALCOMM, Inc.	12,451	910,915
Texas Instruments, Inc.	8,486	1,060,835
Software 2.9%
Microsoft Corp.	5,767	785,869
Oracle Corp.	17,593	990,486

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK VALUE EQUITY FUND 3

	Shares	Value
Materials 7.0%		$4,360,744

Chemicals 7.0%
Air Products & Chemicals, Inc.	6,073	1,386,284
Corteva, Inc.	22,000	649,000
DuPont de Nemours, Inc. (A)	4,717	340,379
Element Solutions, Inc. (A)	31,469	315,319
Linde PLC	6,015	1,150,549
LyondellBasell Industries NV, Class A	6,204	519,213
Real estate 3.0%		1,868,301

Equity real estate investment trusts 3.0%
Liberty Property Trust	18,859	986,326
MGM Growth Properties LLC, Class A	29,537	881,975
Utilities 4.1%		2,534,943

Electric utilities 2.4%
Edison International	7,008	522,376
Exelon Corp.	21,383	963,518
Multi-utilities 1.7%
Dominion Energy, Inc.	14,121	1,049,049

	Yield (%)		Shares	Value
Securities lending collateral 0.6%				$348,592
(Cost $348,545)
John Hancock Collateral Trust (C)	2.4297	(D)	34,836	348,592
Total investments (Cost $48,435,080) 100.1%				$61,995,160
Other assets and liabilities, net (0.1%)				(56,662)
Total net assets 100.0%				$61,938,498

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-19. The value of securities on loan amounted to $342,057.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 7-31-19.

4 JOHN HANCOCK VALUE EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2019, all investments are categorized as Level 1 under the hierarchy described above.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	1,031,820	11,018,652	(12,015,636)	34,836	—	—	$6,565	$50	$348,592

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.

5

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

454Q3 07/19
This report is for the information of the shareholders of John Hancock Value Equity Fund.	9/19